COMBINED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income (loss)		$ 797	$ 501	$ (112)
Other comprehensive income (loss), net of tax
Change in net unrealized investment gains (losses)		579	(1,007)	(15)
Foreign currency translation		15	(2)	(2)
Change in discount rate for future policyholder benefit liability		(268)	570	71
Change in instrument-specific credit risk for market risk benefit		(8)	(7)	(1)
Defined benefit pension plan adjustment		85	0	0
Total other comprehensive income (loss)		403	(446)	53
Attributable to:
Non-controlling interests		1	2	0
Comprehensive income (loss)		1,200	55	(59)
Brookfield Corporation
Attributable to:
Comprehensive income (loss)	[1]	0	0	(12)
Class A exchangeable, Class A-1 exchangeable and Class B shareholders
Attributable to:
Comprehensive income (loss)	[2]	5	6	3
Class C shareholders
Attributable to:
Comprehensive income (loss)	[2]	$ 1,194	$ 47	$ (50)

[1]	For the period prior to June 28, 2021. See Note 1(b)
[2]	For the periods June 28, 2021 onward. See Note 1(b)